Accounts Receivable	9 Months Ended
Sep. 30, 2023
Accounts Receivable Disclosure [Abstract]
ACCOUNTS RECEIVABLE

Note 4 - ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	September 30, 2023	December 31, 2022
Accounts receivable	$-	$149,510
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$-	$149,510

Bad debt expense charged to operations was $0 for the nine months ended September 30, 2023 and 2022.